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                                     PROFILE
                                       of
             The Monument Series Fixed and Variable Annuity Contract
                                 UNDERWRITTEN BY
                       Conseco Variable Insurance Company
                                   MAY 1, 1999

   THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE MONUMENT SERIES ANNUITY CONTRACT:

   The Monument Series fixed and variable annuity contract (Contract) offered by Conseco Variable Insurance Company (Conseco Variable) is a contract between you, the owner, and Conseco Variable, an insurance company. Conseco Variable Insurance Company was previously known as Great American Reserve Insurance Company prior to October 7, 1998. The Contract provides a means for investing on a tax-deferred basis in the 1, 3 and 5 year guarantee periods of the market value adjustment option (mva option) and 40 investment portfolios. The annuity is intended for retirement savings or other long-term investment purposes. It provides a death benefit and guaranteed income options.

   This Contract offers 40 investment portfolios which are listed in Section 4. Market conditions and the performance of the investment portfolio(s) you select determine whether you make or lose money.

   The Contract also offers 3 guarantee periods of the mva option, each for a different time period and with a different interest rate that is guaranteed by Conseco Variable. Currently, 1, 3 and 5 year periods are available. An adjustment to the value of your Contract may apply to withdrawals or transfers from the guarantee period prior to the end of the period.

   You can put money in up to 15 of the investment portfolios and/or the 3 guarantee periods of the mva option. You can transfer once in each 30-day period during the accumulation phase without charge or tax implication. After that, a charge of $25 or 2% of the amount transferred (whichever is less) per transfer may be assessed. During the income phase, you may make four transfers each year which are without charge or tax implications.

   The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. When you are contributing to the Contract, it is called the accumulation phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular annuity payments from your Contract.

   The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE):

   If you want to receive regular income from your annuity contract, you can choose one of the following five options (all of these options assume you are the owner and annuitant):

   (1) payments for your life;

   (2) payments for your life, but if you die before payments have been made for the guaranteed period you selected, payments will continue for the remainder of the guaranteed period (5, 10 or 20 years);

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   (3) payments for the installment refund period (the time required for the sum of the payments to equal the amount applied to the annuity option) - when the annuitant dies, any amounts remaining will be paid to the beneficiary;

   (4) payments for a fixed period of time (3 to 20 years);

   (5) payments during the joint lifetime of you and the joint annuitant and when either of you die, payments will continue as long as the survivor lives.

   Once you begin receiving annuity payments, you cannot change your payment plan. During the income phase, you can choose to have fixed annuity payments, variable annuity payments or a combination of both. Annuity payments cannot come from the mva option. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3. PURCHASE:

   You can buy this Contract with $50,000. If you purchase the Contract under a tax-qualified plan, you can buy the Contract with $10,000. You can add $1,000 ($250 monthly if you use the automatic premium check option) or more any time you like during the accumulation phase. We require at least $2,000 to be invested in a guarantee period of the mva option. Your registered representative can help you fill out the proper forms.

4. INVESTMENT OPTIONS:

   You can put your money in the investment portfolios which are described in the prospectuses for the funds. You can only invest in up to 15 investment portfolios at any one time.

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.
   *  Balanced Portfolio (formerly, Asset Allocation Portfolio)
   *  Equity Portfolio (formerly, Common Stock Portfolio)
   *  Fixed Income Portfolio (formerly, Corporate Bond Portfolio)
   *  Government Securities Portfolio
   *  Money Market Portfolio

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
   *  Alger American Growth Portfolio
   *  Alger American Leveraged AllCap Portfolio
   *  Alger American MidCap Growth Portfolio
   *  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   *  VP Income & Growth
   *  VP International
   *  VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER ASSOCIATES, INC.

   *  Berger IPT - 100 Fund
   *  Berger IPT - Growth and Income Fund
   *  Berger IPT - Small Company Growth Fund

MANAGED BY BBOI WORLDWIDE LLC
   *  Berger/BIAM IPT - International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND
MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND
MANAGED BY THE DREYFUS CORPORATION
   *  Disciplined Stock Portfolio
   *  International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
(FORMERLY, FEDERATED ADVISERS)
   *  Federated High Income Bond Fund II
   *  Federated Utility Fund II

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   *  Federated International Equity Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.
   *  INVESCO VIF-High Yield Fund
   * INVESCO VIF-Equity Income Fund (formerly, INVESCO VIF-Industrial Income Portfolio)

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                             PROFILE - ACCOUNT G
                                                      FIXED AND VARIABLE ANNUITY

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JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL CORPORATION
   *  Aggressive Growth Portfolio
   *  Growth Portfolio
   *  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
   *  Lazard Retirement Equity Portfolio
   *  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO.
   *  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
MANAGED BY MITCHELL HUTCHINS ASSET MANAGEMENT INC.
   *  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.
   *  Limited Maturity Bond Portfolio
   *  Partners Portfolio

STRONG OPPORTUNITY FUND II, INC.
MANAGED BY STRONG CAPITAL MANAGEMENT, INC.
   *  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
MANAGED BY STRONG CAPITAL MANAGEMENT, INC.
   *  Strong Mid Cap Growth Fund II (formerly, Growth Fund II)

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
   *  Worldwide Bond Fund
   *  Worldwide Emerging Markets Fund
   *  Worldwide Hard Assets Fund
   *  Worldwide Real Estate Fund

   Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.

5. EXPENSES:

   The Contract has insurance features and investment features, and there are costs related to each.

   * Each year Conseco Variable deducts a $30 contract maintenance charge from your Contract. Conseco Variable currently waives this charge if the value of your Contract is at least $25,000.

   * Conseco Variable also deducts for its insurance charges which total 1.30% of the average daily value of your Contract allocated to the investment portfolios.

   * If you take your money out of the Contract, Conseco Variable does not assess a contingent deferred sales charge.

   * You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

   * As with other professionally managed investments, there are also investment charges which currently range from .26% to 1.50% of the average daily value of the investment portfolio depending upon the investment portfolio you select.

   The following chart is designed to help you understand the expenses in the Contract.

   * The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which has been converted to a percentage and is represented as .075% below), the 1.30% insurance charges and the investment expenses for each investment portfolio for the year ended December 31, 1998.

   * The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10.

   *  The premium tax is assumed to be 0% in both examples.

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

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                                                                                                          EXAMPLES: TOTAL ANNUAL
                                                            TOTAL ANNUAL    TOTAL ANNUAL                        EXPENSES AT
                                                             INSURANCE       PORTFOLIO    TOTAL ANNUAL             END OF:
PORTFOLIO                                                     CHARGES         EXPENSES      EXPENSES        1 YEAR        10 YEARS
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CONSECO SERIES TRUST
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
Balanced ...................................................   1.375%           .75%         2.125%           $21           $242
Equity .....................................................   1.375%           .80%         2.175%           $22           $247
Fixed Income ...............................................   1.375%           .70%         2.075%           $21           $237
Government Securities ......................................   1.375%           .70%         2.075%           $21           $237
Money Market ...............................................   1.375%           .45%         1.825%           $18           $211
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THE ALGER AMERICAN FUND
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Alger American Growth ......................................   1.375%           .79%         2.165%           $22           $246
Alger American Leveraged Allcap ............................   1.375%           .96%         2.336%           $23           $264
Alger American Midcap Growth ...............................   1.375%           .84%         2.215%           $22           $251
Alger American Small Capitalization ........................   1.375%           .89%         2.265%           $23           $257
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AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
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VP Income & Growth .........................................   1.375%           .70%         2.075%           $21           $237
VP International ...........................................   1.375%          1.50%         2.875%           $29           $317
VP Value ...................................................   1.375%          1.00%         2.375%           $24           $268
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BERGER INSTITUTIONAL PRODUCTS TRUST
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Berger IPT - 100 ...........................................   1.375%          1.00%         2.375%           $24           $268
Berger IPT - Growth and Income .............................   1.375%          1.00%         2.375%           $24           $268
Berger IPT - Small Company Growth ..........................   1.375%          1.15%         2.525%           $25           $283
Berger/BIAM IPT-International ..............................   1.375%          1.20%         2.575%           $26           $287
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THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
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 ...........................................................   1.375%           .80%         2.175%           $22           $247
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DREYFUS STOCK INDEX FUND
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 ...........................................................   1.375%           .26%         1.635%           $16           $191
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DREYFUS VARIABLE INVESTMENT FUND
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Disciplined Stock ..........................................   1.375%           .88%         2.255%           $23           $255
International Value ........................................   1.375%          1.29%         2.665%           $27           $296
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FEDERATED INSURANCE SERIES
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Federated High Income Bond II ..............................   1.375%           .78%         2.155%           $22           $245
Federated International Equity II ..........................   1.375%          1.25%         2.625%           $26           $292
Federated Utility II .......................................   1.375%           .93%         2.305%           $23           $261
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INVESCO VARIABLE INVESTMENT FUNDS, INC.
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INVESCO VIF-High Yield .....................................   1.375%          1.07%         2.445%           $24           $275
INVESCO VIF-Equity Income ..................................   1.375%           .93%         2.300%           $23           $261
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JANUS ASPEN SERIES
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Aggressive Growth ..........................................   1.375%           .75%         2.125%           $21           $242
Growth .....................................................   1.375%           .68%         2.055%           $21           $235
Worldwide Growth ...........................................   1.375%           .72%         2.095%           $21           $239
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LAZARD RETIREMENT SERIES, INC.
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Lazard Retirement Equity ...................................   1.375%          1.25%         2.625%           $26           $292
Lazard Retirement Small Cap ................................   1.375%          1.25%         2.625%           $26           $292

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                             PROFILE - ACCOUNT G
                                                      FIXED AND VARIABLE ANNUITY
================================================================================

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                                                                                                             EXAMPLES: TOTAL ANNUAL
                                                            TOTAL ANNUAL   TOTAL ANNUAL                          EXPENSES AT
                                                             INSURANCE      PORTFOLIO     TOTAL ANNUAL             END OF:
PORTFOLIO                                                     CHARGES        EXPENSES       EXPENSES        1 YEAR        10 YEARS
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LORD ABBETT SERIES FUND, INC.
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
Growth And Income ..........................................   1.375%           .76%         2.135%           $21           $243
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MITCHELL HUTCHINS SERIES TRUST
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Growth And Income ..........................................   1.375%          1.04%         2.415%           $24           $272
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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
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Limited Maturity Bond ......................................   1.375%           .76%         2.135%           $21           $243
Partners ...................................................   1.375%           .84%         2.215%           $22           $251
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STRONG OPPORTUNITY FUND II, INC.
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Opportunity Fund II ........................................   1.375%          1.16%         2.535%           $25           $284
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STRONG VARIABLE INSURANCE FUNDS, INC.
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Strong Mid Cap Growth II ...................................   1.375%          1.20%         2.575%           $26           $287
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VAN ECK WORLDWIDE INSURANCE TRUST
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Worldwide Bond .............................................   1.375%          1.15%         2.525%           $25           $283
Worldwide Emerging Markets .................................   1.375%          1.50%         2.875%           $29           $317
Worldwide Hard Assets ......................................   1.375%          1.16%         2.535%           $25           $284
Worldwide Real Estate ......................................   1.375%           .89%         2.265%           $23           $257

   The expenses reflect any expense reimbursement or fee waivers. For newly formed portfolios, the expenses have been estimated. For more detailed information, see the Fee Table in the prospectus for the Contract.

6. TAXES:

   Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income. If your Contract was purchased pursuant to a tax-qualified plan, your payments may be fully taxable.

7. ACCESS TO YOUR MONEY:

   You can take money out at any time during the accumulation phase. Withdrawals from the mva option may be subject to a market value adjustment. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE:

   The value of the Contract will vary up or down depending upon the investment performance of the investment portfolios you choose. The sale of the Contracts began April 29, 1998. Therefore no performance is presented here.

9. DEATH BENEFIT:

   If you die before entering the income phase, the beneficiary will receive a death benefit. Prior to age 80, the death benefit will be the greater of:

   (1) the value of your Contract at the time we receive proof of death and a payment election; or

   (2) the total purchase payments you have made, less any withdrawals.

   For deaths occurring at age 80 or later, the death benefit will be the value of your Contract at the time we receive proof of death and a payment election.

10. OTHER INFORMATION:

   FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will send you whatever your Contract is worth on the day we receive your request (this may be more or less than your original payment). In certain states, or if you have purchased the Contract as an Individual Retirement Annuity (IRA) you will receive back your purchase payment.

   NO PROBATE. In many cases, when you die, the beneficiary will receive the death benefit without

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going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit, nor does it mean the value of the Contract is not includable in the taxable estate.

   PURCHASING CONSIDERATIONS. The Monument Series Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you invested.

   ADDITIONAL FEATURES. The Contract has additional features you might be interested in. These include:

   * You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Contract is still in the accumulation phase. You'll have to pay taxes on money you receive. You may have to also pay a tax penalty. We call this feature the Systematic Withdrawal Program.

   * You can arrange to have a certain amount of money automatically invested in investment portfolios on a regular basis, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

   * You can instruct Conseco Variable to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Rebalancing.

   * You can add to your Contract directly from your bank account with as little as $250 each month. We call this feature the automatic premium check option.

11. INQUIRIES:

   If you need more information about buying a Contract, please contact us at:

   Conseco Variable Insurance Company
   Administrative Office
   11815 N. Pennsylvania Street
   Carmel, Indiana 46032
   (317) 817-3700

                                                                     CV053(5/99)

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